Consolidated statement of financial position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Lent securities and assets subject to repurchase agreements	$ 1,798	$ 1,565